Ajax-United Patterns & Molds, Inc. Acquisition - Schedule of Measurement Period Adjustments Related to Finalization of Valuation of Deferred Tax Liabilities and Net Identifiable Assets and Liabilities (Detail) - USD ($)
$ in Thousands
		3 Months Ended	12 Months Ended
	Apr. 12, 2016	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Business Acquisition [Line Items]
Goodwill		$ 77,071	$ 77,093	$ 70,015	$ 70,015
Preliminary Allocation
Business Acquisition [Line Items]
Cash acquired	$ 187	187	187
Accounts receivable, net	1,245	1,250	1,250
Inventories	3,236	3,236	3,236
Prepaid expenses and other current assets	77	85	77
Property and equipment, net	1,545	1,467	1,545
Other noncurrent assets	2,948	2,948	2,948
Intangible assets, net	8,130	8,030	8,030
Goodwill	4,629	7,056	7,078
Accounts payable and other accrued liabilities	(4,403)	(4,477)	(4,486)
Deferred tax liabilities		(2,188)	(2,271)
Total acquisition consideration	$ 17,594	17,594	17,594
Measurement Period Adjustment
Business Acquisition [Line Items]
Prepaid expenses and other current assets		8
Property and equipment, net		(78)
Accounts receivable, net			5
Intangible assets, net			(100)
Goodwill		(22)	2,449
Accounts payable and other accrued liabilities		9	(83)
Deferred tax liabilities		$ 83	$ (2,271)